Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Change in Right-of-Use Assets
Changes in our operating lease ROU assets carrying amounts were as follows:

	December 31,
	2022	2021
Balance as of beginning of period	$2,955	$1,403
Lease expense	(1,701)	(494)
Foreign exchange differences	115	(48)
Additions	7,171	2,119
Disposals	(322)	—
Transfers	(47)	(25)
Balance as of end of period	$8,171	$2,955

Schedule of Change in Lease Liabilities
Changes in our operating lease liabilities carrying amounts were as follows:

	December 31,
	2022	2021
Balance as of beginning of period	$3,068	$1,415
Additions to operating lease liabilities	7,171	2,119
Lease expense	314	54
Foreign exchange differences	(293)	(48)
Disposals	(329)	—
Payments	(1,692)	(472)
Balance as of end of period	$8,239	$3,068

Total current	$2,176	$985
Total non-current	6,063	2,083

Schedule of Lease, Cost
We recognized in the Consolidated Statements of Operations and Comprehensive Loss the following expenses related to our operating leases for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Right-of-use assets	$1,701	$494	$247
Operating lease liabilities	314	54	51
Total lease expense	$2,015	$548	$298

Summary of Operating Lease Liabilities
The amounts of future undiscounted cash flows related to the lease payments over the lease term and the reconciliation to the present value of the operating lease liabilities at December 31, 2022 is as follows:

Operating leases
Years Ended
2023	$2,484
2024	2,235
2025	824
2026	603
2027 and thereafter	3,166
Total remaining lease payments	9,312
Less imputed interest	(1,073)
Present value of lease liability	$8,239

Total current	$2,176
Total non-current	$6,063